Note 10 - Capital Stock (Details Textual)																		6 Months Ended		9 Months Ended	12 Months Ended
	Jan. 09, 2017 shares	Dec. 30, 2016 $ / shares shares	Dec. 19, 2016 shares	Nov. 29, 2016 shares	Nov. 22, 2016 USD ($) $ / shares shares	Nov. 16, 2016 shares	Nov. 08, 2016 USD ($) $ / shares shares	Nov. 01, 2016 shares	Oct. 25, 2016 USD ($) $ / shares shares	Oct. 18, 2016 shares	Sep. 21, 2016 USD ($) $ / shares shares	Sep. 12, 2016 USD ($) $ / shares shares	Jul. 26, 2016 shares	Jul. 07, 2016 USD ($) $ / shares shares	Jun. 20, 2016 USD ($) $ / shares shares	Jun. 17, 2016 $ / shares	Nov. 08, 2010 $ / shares shares	Jun. 30, 2017 USD ($) $ / shares shares	Jun. 30, 2016 USD ($)	Oct. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2015 USD ($) $ / shares shares	Nov. 21, 2016 $ / shares shares	Aug. 21, 2015 shares	Aug. 20, 2015 shares
Debt Conversion, Original Debt, Amount | $																					$ 5,329,736
Common Stock, Par or Stated Value Per Share | $ / shares																		$ 0.001			$ 0.001	$ 0.001
Proceeds from Issuance or Sale of Equity, Net | $							$ 5,329,736
Adjustments to Additional Paid in Capital, Warrant Exchange | $												$ 1,031,999
Proceeds from sale of common stock | $											$ 4,000,000							$ 305	$ 16,639		$ 24,429	$ 42,216
Class of Warrant or Right, Warrant Term														5 years		5 years
Preferred Stock, Par or Stated Value Per Share | $ / shares																					$ 0.001
Proceeds from Issuance of Preferred Stock and Preference Stock | $																					$ 2,022,372
Proceeds from Issuance of Warrants | $							1,588,794
Preferred stock, par value (in dollars per share) | $ / shares																					$ 0.001
Stock Issued During Period, Shares, Issued for Services																					2,573
Stock Issued During Period, Issued for Services, Average Price Per Share | $ / shares																					$ 189.75
Stock Issued During Period, Value, Issued for Services | $																				$ 488,656	$ 488,656
Common Stock, Shares, Outstanding																		363,681			244,369	44,567
Common Stock, Shares, Issued																		363,681			244,369	44,567
Common Stock, Shares Authorized																		200,000,000			200,000,000	200,000,000		200,000,000	95,000,000
Preferred Stock, Shares Authorized																					5,000,000
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares														$ 225		$ 375
Common Stock, Pre-Reverse Stock Split, Conversion, Shares														20
Proceeds from sale of common stock | $																			$ 2,230,000		$ 9,130,000
Stock Issued During Period, Shares, New Issues											39,507
Maximum Value of Equity or Equity-linked Securities that May Be Sold | $							15,000,000
Share Price | $ / shares																		$ 7.50			$ 13.50
Underwriters' Commission, Percentage											7.00%
Payments of Stock Issuance Costs | $							170,264				$ 621,720
Proceeds from Issuance of Common Stock, Net | $											$ 3,378,280
Sale of Stock, Price Per Share | $ / shares											$ 101.25
Stock Issued During Period, Shares, Exchange of Warrants												680,000
Conversion of Series D Convertible Preferred Stock into Common Stock [Member]
Conversion of Stock, Shares Converted				1,955		378
Conversion of Stock, Shares Issued				63,334		43,044
Conversion of Series E Convertible Preferred Stock into Shares of Common Stock [Member]
Conversion of Stock, Shares Converted	500,000		1,500,000
Conversion of Stock, Shares Issued	6,667		20,000
Conversion of Series D Convertible Preferred Stock into Shares of Series F Convertible Preferred Stock [Member]
Conversion of Stock, Shares Converted		1,233
Conversion of Stock, Shares Issued		1,233
Melody Business Finance LLC [Member]
Debt Conversion, Original Debt, Amount | $							5,000,000
Melody Business Finance LLC [Member] | Secured Debt [Member]
Debt Conversion, Original Debt, Amount | $							5,000,000
Towerstream Investor [Member] | Melody Business Finance LLC [Member]
Proceeds from Collection of Notes Receivable | $							$ 5,500,000
Underwriters' Commissions [Member]
Payments of Stock Issuance Costs | $											$ 280,000
Additional Paid-in Capital [Member]
Stock Issued During Period, Value, Issued for Services | $																				$ 488,653
Common Stock [Member]
Proceeds from sale of common stock | $																						$ 49,757
Stock Issued During Period, Shares, Stock Splits
Stock Issued During Period, Shares, Issued for Services																				2,573
Stock Issued During Period, Value, Issued for Services | $																				$ 3
Proceeds from sale of common stock | $												$ 4,000,000			$ 2,280,000
Stock Issued During Period, Shares, New Issues								5,926				39,507
Payments of Stock Issuance Costs | $												$ 621,720			$ 43,750
Private Placement [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights														2,977	10,000
Proceeds from Issuance or Sale of Equity, Net | $														$ 1,193,844	$ 2,236,250
Proceeds from sale of common stock | $															$ 1,677,188
Class of Warrant or Right, Warrant Term														5 years	5 years
Proceeds from Issuance of Warrants | $														$ 229,895	$ 559,062
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares														$ 225	$ 375
Proceeds from sale of common stock | $														$ 1,250,000	$ 2,280,000
Equity Units Issued During the Period, Number														892,857	10,000
Sale of Equity Units, Price Per Unit | $ / shares														$ 1.40	$ 228
Stock Issued During Period, Shares, New Issues															10,000
Payments of Stock Issuance Costs | $														$ 56,156	$ 43,750
Over-Allotment Option [Member]
Proceeds from sale of common stock | $									$ 600,000
Underwriters' Commission, Percentage									7.00%
Proceeds from Issuance of Common Stock, Net | $									$ 528,150
Over-Allotment Option [Member] | Common Stock [Member]
Stock Issued During Period, Shares, New Issues									5,926
Share Price | $ / shares									$ 101.25
Payments of Stock Issuance Costs | $									$ 71,850
Common Stock Shares Authorized, Underwriter Option																				5,926
Sale of Stock, Price Per Share | $ / shares																				$ 101.25
Over-Allotment Option [Member] | Common Stock [Member] | Underwriters' Commissions [Member]
Payments of Stock Issuance Costs | $									$ 42,000
Minimum [Member] | Common Stock [Member]
Share Price | $ / shares							$ 37.50
Preferred Share Purchase Rights [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares																	$ 18
Preferred Stock, Redemption Price Per Share | $ / shares																	$ 0.001
Preferred Share Purchase Rights [Member] | Minimum [Member]
Common Stock, Stock Acquisition, Rate																	15.00%
Preferred Share Purchase Rights [Member] | Maximum [Member]
Exchange Offer Of Common Stock																	15.00%
Warrants Issued for Conversion of Senior Secured Debt [Member] | Melody Business Finance LLC [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights							53,334
Class of Warrant or Right, Warrant Term							5 years
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares							$ 100.50
Series A Preferred Stock [Member]
Preferred Stock, Shares Outstanding																		0			0	0
Preferred Stock, Shares Authorized																	350,000
Series B Convertible Preferred Stock [Member]
Preferred Stock, Shares Outstanding																		0			0	0
Preferred Stock, Par or Stated Value Per Share | $ / shares																		$ 0.001			$ 0.001	$ 0.001
Conversion of Stock, Shares Converted													5,953
Preferred stock, par value (in dollars per share) | $ / shares																		$ 0.001			$ 0.001	$ 0.001
Preferred Stock, Shares Authorized																		5,000,000			5,000,000	5,000,000
Series B Convertible Preferred Stock [Member] | Private Placement [Member]
Convertible Preferred Stock, Common Shares Issued upon Conversion of All Preferred Shares														5,953
Proceeds from Issuance of Preferred Stock and Preference Stock | $														$ 963,949
Stock Issued During Period, Shares, New Issues														892,857
Series C Convertible Preferred Stock [Member]
Preferred Stock, Shares Outstanding																		0			0	0
Convertible Preferred Stock, Shares Issued upon Conversion												1
Stock Issued During Period, Shares, Exchange of Warrants										680,000		680,000
Series C Convertible Preferred Stock [Member] | Preferred Stock [Member]
Stock Issued During Period, Value, Warrant Exchanges | $ / shares												$ 680
Series C Convertible Preferred Stock [Member] | Additional Paid-in Capital [Member]
Adjustments to Additional Paid in Capital, Warrant Exchange | $												$ 1,031,319
Series D Convertible Preferred Stock [Member]
Proceeds from Issuance or Sale of Equity, Net | $					$ 827,635
Stockholders' Equity Note, Stock Split, Conversion Ratio					5.5
Preferred Stock, Shares Outstanding					3,421													0			1,233	0	622
Stock Issued During Period, Shares, Stock Splits					2,799
Preferred Stock, Par or Stated Value Per Share | $ / shares					$ 1,000		$ 5,500																$ 5,500
Convertible Preferred Stock, Conversion Price Per Common Share, Percentage of Prior Day's Closing Bid					75.00%
Proceeds from Issuance of Preferred Stock and Preference Stock | $					$ 1,000,000		$ 3,740,942
Convertible Preferred Stock, Beneficial Conversion Feature | $					$ 346,745		$ 1,375,000
Preferred stock, par value (in dollars per share) | $ / shares					$ 1,000		$ 5,500																$ 5,500
Convertible Preferred Stock, Conversion Price, Percentage of Volume-weighted Average Price of Common Stock							5500.00%
Convertible Preferred Stock, Conversion Price, Minimum Volume-weighted Average Price Used in Computation | $ / shares							$ 48.30
Convertible Preferred Stock, Maximum Beneficial Ownership Percentage of Common Stock Upon Conversion							9.99%
Stock Issued During Period, Shares, New Issues					1,000
Share Price | $ / shares					$ 1,000
Equity Restrictions, Stated Value of Convertible Preferred Stock Outstanding, Threshold | $							$ 2,000,000
Percentage of Equity Financings in Which the Holders of Convertible Preferred Stock Have the Right to Participate							100.00%
Payments of Stock Issuance Costs | $					$ 172,366
Series D Convertible Preferred Stock [Member] | Melody Business Finance LLC [Member]
Debt Conversion, Converted Instrument, Shares Issued							1,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights							53,334
Series D Convertible Preferred Stock [Member] | Minimum [Member]
Convertible Preferred Stock, Conversion Price | $ / shares					$ 30
Series E Convertible Preferred Stock [Member]
Preferred Stock, Shares Outstanding																		0			500,000	0
Preferred Stock, Par or Stated Value Per Share | $ / shares					0.001
Preferred stock, par value (in dollars per share) | $ / shares					$ 0.001
Convertible Preferred Stock, Maximum Beneficial Ownership Percentage of Common Stock Upon Conversion					9.99%
Convertible Preferred Stock, Shares Issued upon Conversion					1
Stock Issued During Period, Shares, Exchange of Warrants					2,000,000
Series F Convertible Preferred Stock [Member]
Preferred Stock, Shares Outstanding																		0			1,233	0
Preferred Stock, Par or Stated Value Per Share | $ / shares		$ 1,000
Preferred stock, par value (in dollars per share) | $ / shares		$ 1,000
Convertible Preferred Stock, Conversion Price, Percentage of Five-day Volume-weighted Average Price of Common Stock		90.00%
Convertible Preferred Stock, Conversion Price, Conversion Floor | $ / shares		$ 0.20
Convertible Preferred Stock, Maximum Beneficial Ownership Percentage of Common Stock Upon Conversion		9.99%